______________________

                               SEMIANNUAL REPORT
                             ______________________

                              Maryland Tax-Free Funds
                             ______________________

                      FOR YIELD, PRICE, LAST TRANSACTION,
                         AND CURRENT BALANCE, 24 HOURS,
                              7 DAYS A WEEK, CALL:
                            1-800-638-2587 toll free
                            625-7676 Baltimore area

                             ______________________

                       FOR ASSISTANCE WITH YOUR EXISTING
                              FUND ACCOUNT, CALL:
                           Shareholder Service Center
                            1-800-225-5132 toll free
                            625-6500 Baltimore area
                            ______________________

                                 T. ROWE PRICE
                             100 East Pratt Street
                           Baltimore, Maryland 21202
                            ______________________

    This report is authorized for distri-bution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price
                         Maryland Tax-Free Bond Funds.
MDC

-------------------------------------------------------------------------------
Fellow Shareholders
-------------------------------------------------------------------------------

     While stocks have captured most of the headlines so far this year, bonds also delivered strong returns for investors. Bond prices rose and yields fell sharply, although long-term tax-exempt issues trailed their taxable equivalents. Despite the Federal Reserve's ease in July, municipal and taxable bonds gave back some of their gains after revised economic data indicated the economy was not slowing to the extent originally believed.

-------------------------------------------------------------------------------
MARKET ENVIRONMENT
-------------------------------------------------------------------------------

     Municipals turned in their strongest performance this year in January and February, when the yield on 30-year AAA general obligation bonds fell to 5.95% from 6.65%. However, during the six months covered in this report, that yield declined by only another 10 basis points to 5.85%, compared with an 80-b asis-point drop in the 30-year Treasury bond yield.

     The tax-exempt market's lagging performance relative to Treasuries can be attributed largely to investor concerns about tax reform proposals in Washington (see sidebar on page 2). One effect of this key issue was the divergence between intermediate- and long-term tax-exempt bonds. During the six months ended August 31, bonds maturing in 5 to 10 years


[Edgar description: An 2-line chart showing interest rate levels on the Maryland Bond Index and the 3-Year Maryland General Obligation bond from 8/31/94 through 8/31/95.]

     provided higher total returns than long-term bonds. The municipal yield curve steepened significantly (short-term yields fell and long-term yields were steady) because investors demonstrated their reluctance to assume the additional risk of buying bonds with long maturities until tax uncertainties are cleared up.

     The supply of new tax-exempt issues has been light so far this year, especially in Maryland, where new issuance was down 42%, compared with a 22% drop nationwide. The shortage reflects belt tightening by local governments, a dearth of borrowing by hospitals, and a drop in refinancing activity following the runup in interest rates in 1994. Secondary market supply, particularly in shorter maturities, was also constricted by large redemptions of older, high-coupon bonds that reached their call dates in June and July. These powerful technical conditions caused Maryland tax-exempts to trade at lower yields and higher prices than national averages, particularly during the quarter.

     The state's economy continued to recover modestly from the early-1990s recession, although its growth trailed the national rate due to ongoing cutbacks in federal government jobs, as well as weakness in the banking and defense industries. While the service sector is generating the most new jobs in the state, not many of them are high-wage positions. As a result, Maryland's historically high income levels have been moving closer to the national average. It is too soon to say whether these are short-term developments or long-term trends that will affect overall credit quality.
-------------------------------------------------------------------------------
MARYLAND SHORT-TERM TAX-FREE BOND FUND
-------------------------------------------------------------------------------
     For most of the past six months, as the economy slowed and interest rates dropped, we gradually extended the fund's maturity and duration to highs of 2.9 and 2.5 years, respectively, on June 30. Our portfolio extension benefited the fund, especially in May, when increasing talk of a flat tax drove investors away from longer maturities, sparking a strong rally in shorter-term tax-exemp t issues. The longer posture also helped the fund as interest rates dropped in anticipation of the cut in the federal funds target in July, the Fed's first reduction in nearly three years.

     Since then, however, economic signals have been somewhat mixed, creating uncertainty over the Fed's next move. While short-term municipal yields fell in the wake of the Fed cut, they have since retraced some of their decline. Consequently, we moved to a more neutral stance, trimming the fund's weighted average maturity to 2.7 years and its effective duration to 2.4 years as of August 31. Your fund performed marginally below its peer group average in the six-month period, but slightly better for the quarter.

===============================================================================
Performance Comparison
-------------------------------------------------------------------------------
                                    Periods Ended 8/31/95
                                    _____________________

                                     3 Months  6 Months
                                     __________________
Maryland Short-Term
  Tax-Free Bond Fund                 1.45%         3.74%
                                     -------------------
Lipper States Short Municipal
 Debt Fund Average                   1.39          3.88
                                     -------------------
===============================================================================

========================================
Municipal Bonds Hindered by Tax
Reform Proposals
========================================
     In recent months, proposals for tax
reform  in   Washington   have   trimmed
returns  on  municipal  bonds.  Most  of
these proposals are still in rudimentary
form, but they center on the possibility
of a  flat  tax  with a low  income  tax
rate,  and the  elimination  of taxes on
the income from taxable securities. As a
result, investors demanded higher yields
on long-term  tax-exempt issues relative
to Treasuries to compensate for the risk
that new  legislation  might  reduce the
tax advantages of municipals. Tax-exempt
securities  with short  maturities  have
performed better,  because they are less
vulnerable  to any  changes  in the  tax
laws.
     Tax   reform    discussions   could
continue to affect the municipal  market
adversely, but we believe the likelihood
of a  genuine  flat tax is slim.  In our
experience,  the market often overreacts
to  proposed  changes  in the tax  code,
creating periods of market weakness that
we   view   as   buying   opportunities.
Accordingly,  we have taken advantage of
the  demand  for  short-term  tax-exempt
bonds and have purchased long-term bonds
when their  yields  approached  those of
long-term Treasuries.
========================================

-------------------------------------------------------------------------------
MARYLAND TAX-FREE BOND FUND
-------------------------------------------------------------------------------
     Your fund benefited from the steepening of the municipal yield curve and its above-average weighting in prerefunded bonds and other intermediate-term issues. As of August 31, about 17% of net assets were invested in bonds that had been refinanced in advance of their maturity by issuers taking advantage of low interest rates. Proceeds from the sale of these bonds are escrowed in U.S. Treasuries until their earliest call dates, in effect turning them into high-quality intermediate-term bonds. As mentioned, intermediate-term tax-exem pts outperformed their long-term counterparts during the past six months, largely due to concern over potential tax reform.

     Over the last six months, we increased our holdings of long-term bonds and extended duration as much as permitted by the limited supply. The goal was to move the portfolio from 1994's defensive posture to a more market neutral position. We moved the fund's duration from just over 7 years at the end of February to 7.5 years in June, when municipals reached attractive yield levels versus Treasuries. In August, we lowered duration closer to 7 years as the economy began to show signs of strength again. We expect supply to pick up modestly for the rest of the year, providing more opportunities to further extend the portfolio, particularly if yields move higher.
     The fund's performance compared favorably with its peer group average for both the last quarter and six months.
===============================================================================
Performance Comparison
-------------------------------------------------------------------------------
                                    Periods Ended 8/31/95
                                    _____________________

                                      3 Months  6 Months
                                     __________________
Maryland Tax-Free
  Bond Fund                          0.92%         5.02%
                                    ---------------------
Lipper Maryland Municipal
 Debt Fund Average                   0.72          4.69
                                    ---------------------
===============================================================================

-------------------------------------------------------------------------------
OUTLOOK
-------------------------------------------------------------------------------

     For the past three months, the 30-year Treasury bond yield has hovered in a range between 6.5% and 7%. While recent economic growth has slowed significantly from last year's rapid pace, it may not have slowed to the extent the Federal Reserve believed when it loosened monetary policy in July. Second quarter GDP, initially reported to have increased by a paltry 0.5% annualized rate, was subsequently revised to 1.1%. Growth in the third and fourth quarters should be closer to the long-term trend of 2.5%. Until the economy shows clearer signs of veering from moderate to either slower or more rapid growth, long bond yields are likely to remain close to current levels. Despite the emerging picture of a rebound in growth, the combination of benign inflation and the growing sense of fiscal responsibility in Washington may reassure the bond market.

     The municipal market is also likely to trade in its range of the past six months, with long-term rates fluctuating between 5.5% and 6.0%. Unless tax reform proposals disappear altogether, we do not expect municipal bonds to outperform Treasuries, and investors may continue to prefer tax-exempt bonds with short maturities. Overall, we anticipate that economic developments will have a greater impact than tax reform proposals on the municipal market.

                                             Respectfully submitted,

                                             [signature]

                                             Mary J. Miller
                                             Chairman of the Investment
                                             Advisory Committee
September 20, 1995

===============================================================================
Portfolio Highlights

Maryland Short-Term Tax-Free Bond Fund
================================================================================
Key Statistics
                                           Periods Ended
Dividend Yield                                8/31/95
__________________________               _______________

3 Months*                                     4.18%
6 Months*                                     4.21
SEC 30-Day Yield                              3.78

Dividend Per Share
___________________________

3 Months                                     $0.05
6 Months                                      0.11

Change in Price Per Share
___________________________

3 Months (From $5.10 to $5.12)               $0.02
6 Months (From $5.04 to $5.12)                0.08

Weighted Average Quality**                    1.6
Weighted Average Maturity                     2.7 years
Weighted Average Effective Duration           2.4 years

     * Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.

     ** On a T. Rowe Price scale of 1 to 10, with Grade 1 representing highest quality.
===============================================================================
Maryland Tax-Free Bond Fund
================================================================================
Key Statistics
                                           Periods Ended
Dividend Yield                                8/31/95
___________________________               _______________

3 Months*                                       5.60%
6 Months*                                       5.66
SEC 30-Day Yield                                5.28

Dividend Per Share
___________________________

3 Months                                       $0.14
6 Months                                        0.29

Change in Price Per Share
___________________________

3 Months (From $10.25 to $10.20)                $-0.05
6 Months (From $9.99 to $10.20)                 0.21

Weighted Average Quality**                      2.4
Weighted Average Maturity                      16.9 years
Weighted Average Effective Duration             7.1 years

     * Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.

     ** On a T. Rowe Price scale of 1 to 10, with Grade 1 representing highest quality.
===============================================================================

Average Annual Compound Total Return

Periods ended August 31, 1995
                                      Since
                                    Inception
                  1 Year            (1/29/93)
                 --------          -----------
                  5.57%               4.49%

     Note: For the above periods ended 6/30/95, the fund's returns were 5.47% and 4.36%, respectively.

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
===============================================================================

Average Annual Compound Total Return

Periods ended August 31, 1995
                                            Since
                                          Inception
            1 Year         5 Years        (3/31/87)
           _______         _______         ________

            7.92%           8.34%           6.68%

     Note: For the above periods ended 6/30/95, the fund's returns were 8.30%, 7.87%, and 6.59%, respectively.

     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
===============================================================================

Maryland Short-Term Tax-Free Bond Fund

Sector Diversification
                                      Percent of Net Assets
                                             8/31/95
                                      ----------------------
Prerefunded Bonds                               49%
General Obligation - Local                      19
Dedicated Tax Revenue                            8
Solid Waste Revenue                              6
Educational Revenue                              4
Hospital Revenue                                 3
Lease Revenue                                    2
Industrial and Pollution Control Revenue         2
General Obligation - State                       2
Miscellaneous Revenue                            1
Nuclear Revenue                                  1
Ground Transportation Revenue                    1
Water and Sewer Revenue                          1
Other Assets Less Liabilities                    1
===============================================================================

Maryland Tax-Free Bond Fund

Sector Diversification
                                      Percent of Net Assets
                                             8/31/95
                                      ----------------------
Hospital Revenue                                19%
Prerefunded Bonds                               17
Housing Finance Revenue                         15
General Obligation - Local                      11
Educational Revenue                              4
Miscellaneous Revenue                            4
Water and Sewer Revenue                          4
Lease Revenue                                    3
Solid Waste Revenue                              3
Electric Revenue                                 3
Industrial and Pollution Control Revenue         3
Dedicated Tax Revenue                            2
Life Care/Nursing Home Revenue                   2
Air and Sea Transportation Revenue               2
General Obligation - State                       2
Nuclear Revenue                                  2
Ground Transportation Revenue                    1
Pooled Loan Revenue                              1
Escrowed to Maturity                             1
Other Assets Less Liabilities                    1
================================================================================

Statement of Net Assets

T.Rowe Price Maryland Short-Term Tax-Free Bond Fund/August 31, 1995 (Unaudited) (AMOUNTS IN THOUSANDS)

                                                                                                          Amount    Value
                                                                                                          ------    -----
MARYLAND -- 94.0%

Allegany County, PCR, Westvaco Corp., 5.20%, 1/1/98 ...................................................   $  700   $  712
Anne Arundel County, Baltimore Gas and Electric, TECP, 3.85%, 9/1/95 * ................................    1,000    1,000
Anne Arundel County, GO, Consolidated General Improvement,
      6.00%, 8/1/96 ...................................................................................    3,370    3,430
  Consolidated Water and Sewer, 6.00%, 3/1/10 (Pre-refunded 3/1/97**) .................................      800      839
Baltimore City, GO, (MBIA Insured), 8.90%, 10/15/99 ...................................................      650      762
  Consolidated Public Improvement, GO, (FGIC Insured), 7.50%, 10/15/00 ................................      500      570
  Parking System Fac., (FGIC Insured), 3.45%, 7/1/96 ..................................................    1,710    1,703
  Wastewater, (MBIA Insured), 6.50%, 7/1/20 (Pre-refunded 7/1/00**) ...................................      600      653
Baltimore City IDA, Capital Acquisition Program, VRDN
  (Currently 3.70%) ...................................................................................    1,000    1,000
Baltimore County, Consolidated Public Improvement, 6.90%, 4/1/06
    (Pre-refunded 4/1/00**) ...........................................................................    1,000    1,116
  Metropolitan Dist., 6.80%, 4/1/01 (Pre-refunded 4/1/00**) ...........................................    1,000    1,112
Charles County, GO, 6.20%, 6/1/01 .....................................................................      300      325
      6.375%, 12/1/03 .................................................................................    1,580    1,735
Maryland, GO, 5.20%, 10/15/98 .........................................................................    1,000    1,035
      6.50%, 3/1/99 ...................................................................................      500      538
      6.70%, 5/15/01 (Pre-refunded 5/15/98**) .........................................................      500      537
Maryland DOT, 6.40%, 7/15/97 ..........................................................................    1,000    1,043
      6.40%, 7/15/98 ..................................................................................    1,925    2,042
      6.375%, 11/1/98 .................................................................................    1,875    1,999
      6.50%, 7/15/01 ..................................................................................    1,100    1,183
      6.50%, 7/15/02 (Pre-refunded 7/15/98**) .........................................................    1,000    1,078
      6.80%, 11/15/02 (Pre-refunded 11/15/98**) .......................................................    2,000    2,187
Maryland Economic Dev. Corp., Roland Park Country School,
      5.10%, 11/1/95 ..................................................................................      745      743
      5.20%, 11/1/96 ..................................................................................      735      735
      5.35%, 11/1/97 ..................................................................................      730      731
      5.50%, 11/1/98 ..................................................................................      725      727
Maryland Environmental Service, Cecil County Landfill, 5.50%, 3/1/97 ..................................      385      390
      5.50%, 9/1/97....................................................................................      395      401
  Midshore Landfill, (AMBAC Insured), 5.20%, 9/1/96 ...................................................      760      771
Maryland HHEFA, Anne Arundel Medical Center, (AMBAC Insured),
      3.85%, 7/1/97 ...................................................................................      940      936
  Doctor's Community Hosp., 4.25%, 7/1/96 .............................................................      135      134
      8.75%, 7/1/22 (Pre-refunded 7/1/00**) ...........................................................    3,965    4,759
  Francis Scott Key Medical Center, (FGIC Insured), 6.75%, 7/1/23
    (Pre-refunded 7/1/00**)
  Greater Baltimore Medical Center, 6.75%, 7/1/11 .....................................................      500      564
  Johns Hopkins Hosp., 7.00%, 7/1/23 (Pre-refunded 7/1/00**) ..........................................      400      450
  Kennedy Kreiger Institute, VRDN (Currently 3.65%) ...................................................      500      500
  Memorial Hosp. of Cumberland, 9.25%, 7/1/17 (Pre-refunded 7/1/97**) .................................    3,000    3,335
  Mercy Medical Center, 7.90%, 7/1/09 (Pre-refunded 7/1/99**) .........................................      150      171
  North Arundel Hosp., (BIGI Insured), 7.875%, 7/1/21 .................................................    1,250    1,397

                                                                                                                   Amount    Value
                                                                                                                   ------   ------

Maryland HHEFA, Pooled Loan Program, VRDN (Currently 3.60%)  ...................................................   $  100   $  100
  Univ. of Maryland Medical System, 9.50%, 1/1/14
    (Pre-refunded 7/22/96**)  ..................................................................................    7,385    7,886
Maryland Water Quality Fin. Administration, Revolving Loan Fund,
  5.60%, 9/1/99  ...............................................................................................      500      523
Montgomery County, Consolidated Public Improvement, 6.80%, 11/1/02
    (Pre-refunded 11/1/99**)                                                                                        2,000    2,224
    GO, 5.25%, 10/1/97  ........................................................................................      885      909
  Western County Swim Fac., 7.375%, 10/1/09 (Pre-refunded 10/1/97**)  ..........................................    1,500    1,630
Montgomery County Parking, Bethesda Parking Lot, (FGIC Insured),
  6.00%, 6/1/03  ...............................................................................................      500      538
Northeast Maryland Waste Disposal Auth., Southwest Resource Recovery
   Fac., (MBIA Insured), 6.65%, 1/1/97  ........................................................................      500      516
      6.85%, 1/1/99.............................................................................................    3,425    3,675
Prince George's County, Consolidated Public Improvement, GO,
  7.00%, 2/1/98  ...............................................................................................
  Dimensions Health Corp., 6.35%, 7/1/96  ......................................................................      625      630
Prince George's County IDA, Upper Marlboro Justice Center,
  (MBIA Insured), 3.90%, 6/30/96................................................................................      250      250
Prince George's County, PCR, Int'l. Paper, 4.00%, 7/15/96  .....................................................    1,100    1,100
Saint Mary's County, GO, (MBIA Insured), 7.00%, 3/1/97  ........................................................      560      584
      7.00%, 3/1/98  ...........................................................................................      585      623
Univ. of Maryland, Auxilary Fac. and Tuition, 7.00%, 10/1/05
  (Pre-refunded 10/1/99**)  ....................................................................................      500      559
Washington Suburban Sanitary Dist., GO, 6.90%, 1/1/97  .........................................................      500      519
      5.90%, 11/1/98  ..........................................................................................    2,000    2,109
      8.00%, 1/1/00  ...........................................................................................    3,295    3,761
      7.25%, 1/1/02 (Pre-refunded 1/1/97**)  ...................................................................    1,000    1,062
      7.25%, 1/1/04 (Pre-refunded 1/1/97**)  ...................................................................    1,360    1,444
Wicomico County, Consolidated Public Improvement, GO, (FGIC Insured),
      7.00%, 2/1/98.............................................................................................      750      799

PUERTO RICO -- 4.4%
Puerto Rico Electric Power Auth., 7.125%, 7/1/14 (Pre-refunded 7/1/99**)  ......................................    2,070    2,309
Puerto Rico Housing Bank and Fin. Agency, Loan Insurance Claims,
      3.75%, 12/1/95............................................................................................    1,000      996
Puerto Rico Ind., Med., Higher Ed. and Environmental Pollution Control Fac .....................................
  Fin. Auth., Catholic Univ. of Puerto Rico, 4.10%, 12/1/96  ...................................................      210      210
      4.40%, 12/1/97  ..........................................................................................      215      214

                                                                          Value
                                                                          -----
TOTAL INVESTMENTS IN SECURITIES -- 98.4% OF NET ASSETS
(COST  $81,895)......................................................   $83,451

OTHER ASSETS LESS LIABILITIES........................................     1,314
                                                                     __________
NET ASSETS CONSIST OF:
                                                    Value
                                                   ------
Accumulated net realized gain/loss -
 net of distributions.........................     (1,049)
Net unrealized gain (loss)....................      1,556

Paid-in-capital applicable to 16,560,936
  no par value shares of
  beneficial interest outstanding;
  unlimited number of shares authorized.......     84,258

NET ASSETS..................................................            $84,765

NET ASSET VALUE PER SHARE...................................              $5.12

*     -   Interest subject to alternative minimum tax
**    -   Used in determining portfolio maturity
AMBAC -   AMBAC Indemnity Corp.
BIGI  -   Bond Investors Guaranty Insurance
DOT   -   Department of Transportation
FGIC  -   Financial Guaranty Insurance Company
GO    -   General Obligation
HHEFA -   Health & Higher Educational Facility Authority
IDA   -   Industrial Development Authority
MBIA  -   Municipal Bond Investors Assurance Corp.
PCR   -   Pollution Control Revenue
TECP  -   Tax-Exempt Commercial Paper
VRDN  -   Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.
===============================================================================

Statement of Net Assets

T. Rowe Price Maryland Tax-Free Bond Fund / August 31, 1995 (Unaudited)
(AMOUNTS IN THOUSANDS)
                                                                                                             Amount   Value
                                                                                                             ______   ______
MARYLAND -- 94.5%
Allegany Co., PCR, Westvaco Corp., 6.20%, 1/1/08  ........................................................   $1,350   $1,415
Anne Arundel County, Consolidated General Improvement, GO,
      6.90%, 1/15/08 (Pre-refunded 1/15/99**)  ...........................................................    1,150    1,262
      6.30%, 8/1/16  .....................................................................................      775      812
      6.30%, 8/1/19  .....................................................................................      725      758
      6.30%, 8/1/20  .....................................................................................      705      736
      6.30%, 8/1/21  .....................................................................................      790      824
  Consolidated Water and Sewer, GO, 7.20%, 4/15/13
    (Pre-refunded 4/15/00**)  ............................................................................      625      704
      7.20%, 4/15/14 (Pre-refunded 4/15/00**)  ...........................................................      625      704
      6.00%, 7/15/15  ....................................................................................      690      698
      6.00%, 7/15/16  ....................................................................................      690      696
      6.30%, 8/1/22  .....................................................................................      450      470
      6.30%, 8/1/24  .....................................................................................      720      751
Anne Arundel County, PCR, Baltimore Gas and Electric, 6.00%, 4/1/24  .....................................    6,585    6,576

                                                                                                             Amount   Value
                                                                                                             ______   ______
Baltimore City, Board of Ed. Administration Headquarters, COP,
      (MBIA Insured), 7.25%, 4/1/16  .....................................................................   $3,200   $3,531
  Consolidated Public Improvement, GO, (FGIC Insured),
      Zero Coupon, 10/15/06  .............................................................................    3,100    1,706
      Zero Coupon, 10/15/08  .............................................................................    3,800    1,815
      Zero Coupon, 10/15/09 ..............................................................................    4,600    2,046
      7.50%, 10/15/09 ....................................................................................    2,635    3,200
    (MBIA Insured), 9.00%, 10/15/98  .....................................................................
    7.00%, 10/15/07  .....................................................................................      500      585
      7.00%, 10/15/08  ...................................................................................    5,190    6,065
  Convention Center, (FGIC Insured), 6.00%, 9/1/17  ......................................................    5,535    5,558
  Port Fac. (E.I. DuPont - CONOCO), 6.50%, 12/1/10  ......................................................    1,700    1,841
      6.50%, 10/1/11  ....................................................................................   11,400   12,334
  Rivoli Office Building Fac., COP, (MBIA Insured), 7.20%, 4/1/10  .......................................    1,950    2,148
      7.20%, 4/1/10 (Pre-refunded 4/1/00**)  .............................................................    1,300    1,467
      7.25%, 4/1/16  .....................................................................................    5,845    6,450
      7.25%, 4/1/16 (Pre-refunded 4/1/00**)  .............................................................    1,655    1,871
  Tindeco Wharf Apartments, (GNMA Guaranteed), 6.60%, 12/20/24  ..........................................    1,000    1,027
  Wastewater, (MBIA Insured), 5.60%, 7/1/13  .............................................................    9,300    9,064
  Water, (FGIC Insured), 6.00%, 7/1/15  ..................................................................    6,250    6,448
Baltimore City IDA, Capital Acquisition Program, VRDN (Currently 3.70%)  .................................    4,800    4,800
Baltimore County, 7.10%, 10/1/12 (Pre-refunded 10/1/99**)  ...............................................    3,195    3,582
    TECP, BAN, 3.60%, 9/6/95  ............................................................................    6,000    6,000
  North Brooke Apartment, (GNMA Guaranteed), 6.35%, 1/20/21  .............................................    2,000    2,011
  Pickersgill Retirement Community, 7.70%, 1/1/21  .......................................................    3,550    3,746
  Spring Hill Apartments, (GNMA Guaranteed), VRDN (Currently 3.60%)  .....................................      700      700
  Stella Maris, 7.50%, 3/1/21  ...........................................................................    2,760    2,888
Baltimore County, Consolidated Public Improvement, Pension Funding, GO,
      6.70%, 7/1/11 ......................................................................................    5,000    5,402
Baltimore County, PCR, Bethlehem Steel, 7.55%, 6/1/17 ....................................................    3,300    3,430
Bel Air, Parking Revenue, COP, (CGIC Insured), 7.80%, 6/1/10
    (Pre-refunded 12/1/98**)  ............................................................................    1,500    1,693
Calvert County, PCR, Baltimore Gas and Electric, 5.55%, 7/15/14  .........................................    7,750    7,460
Carroll County, Consolidated Public Improvement, GO, 6.00%, 11/1/06
    (Pre-refunded 11/1/99**)  ............................................................................      800      866
      7.30%, 10/1/20  ....................................................................................    2,000    2,216
  Copper Ridge, 7.75%, 1/1/18  ...........................................................................    3,000    3,162
  Fairhaven, 7.75%, 1/1/11  ..............................................................................    1,000    1,070
Damascus Gardens Dev. Corp., Multi Family, (FHA Guaranteed),
  7.375%, 11/1/21  .......................................................................................    3,973    3,994
Frederick, General Improvement, GO, (FGIC Insured), 6.125%, 12/1/09  .....................................    1,840    1,939
Frederick County, GO, 7.20%, 4/1/05 (Pre-refunded 4/1/99**)  .............................................    1,000    1,113
Gaithersburg, Asbury Methodist Home, 7.85%, 1/1/20
  (Pre-refunded 1/1/00**)  ...............................................................................    6,500    7,428
Gaithersburg Hosp. Fac., Shady Grove Adventist Hosp., (FSA Insured),
      6.50%, 9/1/12  .....................................................................................    5,000    5,403
      5.50%, 9/1/15  .....................................................................................    2,345    2,241

                                                                                                             Amount   Value
                                                                                                             ______   ______

Howard County, TECP, BAN, 3.55%, 9/5/95 ..................................................................     $400    $400
  Consolidated Public Improvement, GO, 7.30%, 2/15/02
    (Pre-refunded 1/1/99**) ..............................................................................      650     710
      6.90%, 5/15/06 (Pre-refunded 5/15/00**) ............................................................    1,700   1,874
      7.30%, 2/15/08 (Pre-refunded 1/1/99**) .............................................................    1,000   1,092
      7.00%, 5/15/08 (Pre-refunded 5/15/00**) ............................................................    1,000   1,106
      7.40%, 2/15/09 (Pre-refunded 1/1/99**) .............................................................      250     276
      7.00%, 5/15/10 (Pre-refunded 5/15/00**)  ...........................................................    2,000   2,212
      5.875%, 5/15/11  ...................................................................................    2,000   2,040
      5.875%, 5/15/12  ...................................................................................    3,020   3,080
  Metropolitan Dist., GO, 7.15%, 5/15/14 (Pre-refunded 5/15/00**)  .......................................    1,005   1,126
      7.15%, 5/15/15 (Pre-refunded 5/15/00**)  ...........................................................    1,080   1,210
      7.15%, 5/15/16 (Pre-refunded 5/15/00**)  ...........................................................    1,160   1,300
      7.15%, 5/15/17 (Pre-refunded 5/15/00**)  ...........................................................    1,245   1,395
      5.90%, 2/15/25  ....................................................................................    1,100   1,097
  Special Fac., 6.00%, 2/15/21  ..........................................................................    4,360   4,385
Kent County, Washington College, 7.60%, 7/1/09  ..........................................................    1,000   1,091
Laurel, GO, (MBIA Insured), 6.90%, 7/1/07  ...............................................................    1,000   1,119
      7.00%, 7/1/09  .....................................................................................      550     612
Maryland, GO, 7.00%, 10/15/03 (Pre-refunded 10/15/00**)  .................................................    2,000   2,245
      7.10%, 10/15/04 (Pre-refunded 10/15/00**)  .........................................................    3,000   3,393
  St. Mary's County Building Commission, COP, 7.625%, 12/1/03
    (Pre-refunded 6/1/98**)  .............................................................................    1,500   1,661
  State and Local Fac. Loan, GO, 5.70%, 3/15/10  .........................................................    7,500   7,707
Maryland CDA, Infrastructure, 8.375%, 6/1/08  ............................................................      775     869
      8.50%, 6/1/18  .....................................................................................    1,350   1,509
  Single Family, 7.625%, 9/1/95 *  .......................................................................        5       5
     7.50%, 4/1/00  ......................................................................................      500     527
      7.875%, 4/1/07 .....................................................................................      300     316
      6.75%, 4/1/10 * ....................................................................................    5,000   5,194
Maryland CDA, Single Family, 7.375%, 4/1/10  .............................................................      495     527
      6.85%, 4/1/11  .....................................................................................    4,980   5,222
      7.25%, 4/1/11 *  ...................................................................................    2,000   2,131
      6.45%, 4/1/14  .....................................................................................    1,000   1,026
      7.00%, 4/1/14  .....................................................................................    2,760   2,938
      5.875%, 4/1/17 *  ..................................................................................    1,995   2,011
      7.05%, 4/1/17  .....................................................................................    4,750   5,044
      7.40%, 4/1/17  .....................................................................................    5,395   5,756
      7.60%, 4/1/17  .....................................................................................    2,200   2,344
      8.125%, 4/1/17  ....................................................................................    1,655   1,756
      8.00%, 4/1/18  .....................................................................................    1,200   1,278
      8.20%, 4/1/18  .....................................................................................    1,150   1,219
      7.25%, 4/1/19 ......................................................................................    9,000   9,509
      6.80%, 4/1/22 *.....................................................................................    4,225   4,338
      6.80%, 4/1/24 *.....................................................................................    2,750   2,828
      6.75%, 4/1/26 *.....................................................................................    4,000   4,103
      7.25%, 4/1/27.......................................................................................    9,630  10,139
      7.625%, 4/1/29 *....................................................................................    1,970   2,087


                                                                                                                     Amount   Value
                                                                                                                      _____   ______

Maryland DOT, 5.50%, 10/1/95  .....................................................................................  $2,000   $2,002
      6.80%, 11/1/05 (Pre-refunded 11/1/99**)  ....................................................................   5,500    6,116
Maryland Environmental Service, Cecil County Landfill, 5.00%, 9/1/95  .............................................     355      355
      5.25%, 3/1/96  ..............................................................................................     365      365
      5.25%, 9/1/96  ..............................................................................................     375      378
Maryland HHEFA, Broadmead, 7.625%, 7/1/10  ........................................................................   1,390    1,468
  Church Hosp., 8.00%, 7/1/09  ....................................................................................   1,200    1,332
  Doctor's Community Hosp., 8.75%, 7/1/22 (Pre-refunded 7/1/00**)  ................................................   6,800    8,162
      5.50%, 7/1/24  ..............................................................................................   3,070    2,477
  Edenwald, 6.00%, 1/1/10  ........................................................................................   2,000    1,968
  Francis Scott Key Medical Center, (FGIC Insured), 7.00%, 7/1/10
    (Pre-refunded 7/1/00**)  ......................................................................................   2,000    2,250
      5.00%, 7/1/18  ..............................................................................................   4,230    3,736
      5.00%, 7/1/23  ..............................................................................................   2,850    2,477
  Franklin Square Hosp., (MBIA Insured), 7.50%, 7/1/19  ...........................................................   4,750    5,250
  Frederick Memorial Hosp., (FGIC Insured), 5.00%, 7/1/23  ........................................................   5,500    4,780
  Good Samaritan Hosp., 7.40%, 7/1/09 (Pre-refunded 7/1/99**)  ....................................................   1,000    1,126
      5.75%, 7/1/13  ..............................................................................................   4,000    3,861
      5.75%, 7/1/19  ..............................................................................................   3,370    3,178
      7.50%, 7/1/21 (Pre-refunded 7/1/99**)  ......................................................................   4,000    4,517
  Greater Baltimore Medical Center, (FGIC Insured), 5.00%, 7/1/13  ................................................   4,000    3,598
    (FGIC Insured), 5.00%, 7/1/19  ................................................................................  12,060   10,623
  Holy Cross Hosp., (AMBAC Insured), 7.50%, 7/1/01  ...............................................................   1,655    1,874
      7.125%, 7/1/10  .............................................................................................   1,400    1,542
  Howard County General Hosp., 5.50%, 7/1/21  .....................................................................   5,000    4,174
  Johns Hopkins Hosp., Zero Coupon, 7/1/19  .......................................................................   9,785    2,283
      7.00%, 7/1/23 (Pre-refunded 7/1/00**)  ......................................................................   1,305    1,468
  Johns Hopkins Univ., 7.375%, 7/1/08 .............................................................................   1,500    1,644
      7.50%, 7/1/20 ...............................................................................................  11,015   12,062

Maryland HHEFA, Kaiser Permanente, 9.125%, 7/1/15  ................................................................   1,550    1,588
  Kennedy Kreiger Institute, VRDN (Currently 3.65%)  ..............................................................   2,700    2,700
      7.40%, 7/1/11  ..............................................................................................     370      387
      6.75%, 7/1/22  ..............................................................................................    2,85    2,836
  Mercy Medical Center, VRDN (Currently 3.65%)  ...................................................................   1,000    1,000
      7.90%, 7/1/09 (Pre-refunded 7/1/99**)  ......................................................................   2,000    2,287
      8.00%, 7/1/20 (Pre-refunded 7/1/99**)  ......................................................................   6,500    7,454
    (AMBAC Insured), 5.50%, 7/1/22  ...............................................................................   2,900    2,719
  Peninsula Regional Medical Center, 5.00%, 7/1/23  ...............................................................  11,035    9,563
  Pooled Loan Program, VRDN (Currently 3.60%)  ....................................................................   6,300    6,300
  Sinai Hosp., (AMBAC Insured), 7.30%, 7/1/05 (Pre-refunded 7/1/00**)  ............................................   2,000    2,276
      5.25%, 7/1/19  ..............................................................................................   9,320    8,505
      5.25%, 7/1/23  ..............................................................................................   3,020    2,726
  Suburban Hosp., 7.60%, 7/1/18 (Pre-refunded 7/1/98**)  ..........................................................     300      333
  Union Hosp. of Cecil County, 6.625%, 7/1/12  ....................................................................   1,545    1,545
      6.70%, 7/1/22  ..............................................................................................   1,500    1,454
  Union Memorial Hosp., (MBIA Insured), 6.60%, 7/1/06  ............................................................     500      542
      6.75%, 7/1/11  ..............................................................................................   3,000    3,235
      6.75%, 7/1/21  ..............................................................................................   7,865    8,319
  Univ. of Maryland Medical System, (FGIC Insured), 5.375%, 7/1/13  ...............................................   5,000    4,728
      5.00%, 7/1/20  ..............................................................................................  10,950    9,583
      7.00%, 7/1/22  ..............................................................................................   2,000    2,309
    (MBIA Insured), 7.00%, 7/1/11 (Pre-refunded 7/1/01**)  ........................................................   4,550    5,183
      7.00%, 7/1/17 (Pre-refunded 7/1/01**) .......................................................................   7,770    8,850

                                                                                                                     Amount   Value
                                                                                                                      _____   ______
Maryland Ind. Dev. Fin. Auth., American Center for Physics Headquarters Fac.,
      6.25%, 1/1/07 ...............................................................................................  $5,770   $5,875
      6.375%, 1/1/12 ..............................................................................................   4,150    4,206
      6.625%, 1/1/17 ..............................................................................................   4,250    4,280
  Associated Catholic Charities, 9.00%, 1/1/10 ....................................................................     980    1,089
  Bon Secours Health System, (FSA Insured),
    Residual Interest Bond / Inverse Floater, 8/26/22 (Currently 5.929%) ..........................................  10,000    9,973
Maryland Local Gov't. Income Trust Capitalization Program, GO, COP,
      6.80%, 8/1/01  ..............................................................................................   1,615    1,788
      7.125%, 8/1/09  .............................................................................................   3,000    3,286
Maryland Stadium Auth., Convention Center Expansion, (AMBAC Insured),
      5.875%, 12/15/10  ...........................................................................................   2,500    2,553
      5.875%, 12/15/13  ...........................................................................................   4,225    4,247
Maryland Transportation Auth., 6.80%, 7/1/16 (Escrowed to Maturity)  ..............................................   4,040    4,535
    (FGIC Insured), Zero Coupon, 7/1/07  ..........................................................................   8,500    4,588
      Zero Coupon, 7/1/08  ........................................................................................   2,000    1,009
      Zero Coupon, 7/1/09  ........................................................................................  10,410    4,895
  Baltimore-Washington Int'l. Airport, (FGIC Insured), 6.25%, 7/1/14 *  ...........................................   3,105    3,166
      6.40%, 7/1/19 *  ............................................................................................  12,395   12,965
Maryland Water Quality Fin. Administration, Revolving Loan Fund,
      Zero Coupon, 9/1/02  ........................................................................................   1,185      848
      Zero Coupon, 9/1/07  ........................................................................................   1,125      598
      7.25%, 9/1/11  ..............................................................................................   1,700    1,896
Maryland Water Quality Fin. Administration, Revolving Loan Fund,
      7.25%, 9/1/12  ..............................................................................................   2,000    2,246
      6.70%, 9/1/13  ..............................................................................................   1,280    1,394
      7.10%, 9/1/13  ..............................................................................................     985    1,110
      6.00%, 9/1/15  ..............................................................................................   1,600    1,609
Maryland-National Capital Park and Planning Commission, Little Bennett
      Golf Fac., 8.25%, 10/1/11 ...................................................................................   2,400    2,621
  Prince George's County, GO, 6.90%, 7/1/05 .......................................................................   1,400    1,549
      6.90%, 7/1/06 ...............................................................................................   2,190    2,417
      6.90%, 7/1/07  ..............................................................................................   1,400    1,541
      6.90%, 7/1/08  ..............................................................................................   1,400    1,541
      6.90%, 7/1/09  ..............................................................................................   1,400    1,538
Montgomery County, Consolidated Public Improvement, GO,
      7.00%, 4/1/07 (Pre-refunded 4/1/00**)  ......................................................................   2,000    2,240
      7.25%, 10/1/08 (Pre-refunded 10/1/98**)  ....................................................................     500      554
      7.10%, 10/1/09 (Pre-refunded 10/1/00**)  ....................................................................   1,000    1,134
      6.80%, 11/1/09 (Pre-refunded 11/1/99**)  ....................................................................   1,145    1,273
      7.10%, 10/1/10 (Pre-refunded 10/1/00**)  ....................................................................   1,840    2,087
      6.125%, 10/1/13  ............................................................................................   2,500    2,603
      6.125%, 10/1/14  ............................................................................................   3,150    3,261
Montgomery County Housing Opportunities Commission, Single Family,
      6.50%, 7/1/11  ..............................................................................................   4,000    4,154
      6.65%, 7/1/16  ..............................................................................................   2,370    2,451
      6.80%, 7/1/17  ..............................................................................................   2,910    3,017
      7.50%, 7/1/17  ..............................................................................................   1,815    1,928
      7.625%, 7/1/17  .............................................................................................   4,185    4,408
      6.90%, 7/1/19  ..............................................................................................   2,000    2,107
      7.50%, 7/1/24  ..............................................................................................   3,000    3,114
      6.25%, 7/1/25  ..............................................................................................   5,500    5,499


                                                                                                                     Amount   Value
                                                                                                                      _____   ______

Montgomery County, PCR, Potomac Electric Power, 5.375%, 2/15/24 ...................................................  $5,845   $5,342
Morgan State Univ., Academic Fees and Auxiliary Fac., (MBIA Insured),
      7.20%, 7/1/13 (Pre-refunded 7/1/00**) .......................................................................   1,000    1,134
      6.05%, 7/1/15 ...............................................................................................   1,020    1,060
Northeast Maryland Waste Disposal Auth., Southwest Resource Recovery
    Fac., 6.00%, 7/1/06 * .........................................................................................   2,200    2,249
      6.00%, 7/1/08 * .............................................................................................  10,000   10,151
      6.30%, 7/1/16 * .............................................................................................  10,050   10,063
Prince George's County, Collington Episcopal Life Care Community, Inc.,
      5.625%, 4/1/09  .............................................................................................   2,750    2,589
  Consolidated Public Improvement, (MBIA Insured), 5.25%, 1/1/14  .................................................   2,000    1,875
    GO, 7.20%, 2/1/05 (Pre-refunded 2/1/99**)  ....................................................................   1,000    1,100
  Dimensions Health Corp., 7.00%, 7/1/01  .........................................................................   2,450    2,651
      7.20%, 7/1/06  ..............................................................................................     420      459
      7.20%, 7/1/06 (Pre-refunded 7/1/02**)  ......................................................................   1,985    2,307
      5.375%, 7/1/14  .............................................................................................  10,435    9,315
      7.00%, 7/1/22 (Pre-refunded 7/1/02**)  ......................................................................   2,660    3,061
      5.30%, 7/1/24  ..............................................................................................   2,035    1,723
  Equipment Refinancing and Acquisition Program, COP, 6.70%, 7/15/96 ..............................................   1,160    1,173
Prince George's County, Solid Waste Management System, 6.90%, 6/30/05
    (Pre-refunded 6/30/00**)  .....................................................................................   1,500    1,682
      6.90%, 6/30/06 (Pre-refunded 6/30/00**)  ....................................................................   1,000    1,121
      7.00%, 6/30/07 (Pre-refunded 6/30/00**)  ....................................................................   1,120    1,260
      7.00%, 6/30/09 (Pre-refunded 6/30/00**)  ....................................................................   1,255    1,412
Prince George's County Housing Auth., New Keystone, (MBIA Insured),
      6.80%, 7/1/25  ..............................................................................................   2,600    2,698
  Stevenson Apartments, 6.35%, 7/20/20  ...........................................................................   2,200    2,229
  Riverview Terrace Apartments (GNMA Guaranteed), 6.70%, 6/20/20  .................................................   1,500    1,564
Prince George's County IDA, Gabriel DuVall Law Building, 8.00%, 9/1/07  ...........................................   1,185    1,288
  Hyattsville Dist. Court Fac., 6.00%, 7/1/09  ....................................................................   1,935    2,007
  Upper Marlboro Justice Center, (MBIA Insured), 5.25%, 6/30/19  ..................................................   1,500    1,376
Prince George's County, PCR, Potomac Electric, 5.75%, 3/15/10  ....................................................   1,000    1,016
      6.375%, 1/15/23  ............................................................................................   5,000    5,279
Univ. of Maryland, VRDN (Currently 3.55%)  ........................................................................   2,400    2,400
      7.00%, 10/1/98  .............................................................................................   2,000    2,161
      6.375%, 4/1/09  .............................................................................................   2,100    2,270
      7.20%, 10/1/09 (Pre-refunded 10/1/99**)  ....................................................................   1,400    1,575
      5.50%, 4/1/11  ..............................................................................................   5,025    5,009
      6.50%, 4/1/12  ..............................................................................................     440      469
      5.60%, 4/1/16  ..............................................................................................   2,000    1,934
  Auxilary Fac. and Tuition, 7.00%, 10/1/05 (Pre-refunded 10/1/99**)  .............................................   2,000    2,235
Washington County Public Fac., GO, 6.70%, 12/1/04
  (Pre-refunded 12/1/98**)  .......................................................................................   1,040    1,140
      6.70%, 12/1/05 (Pre-refunded 12/1/98**)  ....................................................................   1,115    1,222
Washington County Sanitary Dist., GO, 6.875%, 2/1/10 (Pre-refunded 2/1/00**)  .....................................   3,500    3,887
      7.00%, 2/1/15 (Pre-refunded 2/1/00**)  ......................................................................   2,000    2,230
Washington Suburban Sanitary Dist., GO, 7.40%, 7/1/07
  (Pre-refunded 7/1/98**)  ........................................................................................     700      773
      6.90%, 6/1/08 (Pre-refunded 6/1/00**)  ......................................................................   1,500    1,679
      6.90%, 6/1/09 (Pre-refunded 6/1/00**)  ......................................................................   2,300    2,575
      6.20%, 6/1/11  ..............................................................................................   2,400    2,512
      6.40%, 1/1/12  ..............................................................................................   2,205    2,327
      6.20%, 6/1/12  ..............................................................................................   1,500    1,565
      5.50%, 6/1/13  ..............................................................................................   1,000      978
      5.00%, 6/1/14  ..............................................................................................   1,875    1,701
      6.40%, 1/1/15  ..............................................................................................   2,270    2,391
      6.625%, 6/1/18  .............................................................................................   3,665    3,943
Worcester County Sanitary Dist., 6.50%, 8/15/12  ..................................................................   2,000    2,120


                                                                                                                     Amount   Value
                                                                                                                      _____   ______
PUERTO RICO - 4.3%
Puerto Rico Commonwealth, GO, (MBIA Insured), 6.25%, 7/1/11........................................................  $2,000   $2,170
      6.25%, 7/1/12................................................................................................   1,750    1,891
      5.375%, 7/1/22...............................................................................................   4,475    4,183
Puerto Rico Commonwealth Highway and Transportation Auth.,
    (FSA Insured), 5.50%, 7/1/15...................................................................................   5,000    4,824
Puerto Rico Electric Power Auth., 7.00%, 7/1/07....................................................................   4,000    4,351
      7.00%, 7/1/11................................................................................................   1,200    1,304
      7.00%, 7/1/21................................................................................................   1,895    2,075
Puerto Rico Infrastructure Fin. Auth., 7.50%, 7/1/09...............................................................   5,150    5,656
Puerto Rico Municipal Fin. Agency, (FSA Insured), 6.00%, 7/1/14....................................................   3,030    3,073
Univ. of Puerto Rico, (MBIA Insured), 5.25%, 6/1/25................................................................   3,600    3,292

================================================================================

                                                                          Value
                                                                          -----
TOTAL INVESTMENTS IN SECURITIES -- 98.8% OF NET ASSETS
(COST  $712,197)......................................................  $753,144
OTHER ASSETS LESS LIABILITIES.........................................     9,298
                                                                          -----
NET ASSETS CONSIST OF:                                 Value
                                                      --------
Accumulated net realized gain/loss
- net of distributions...........................      (8,464)
Net unrealized gain (loss).......................      40,947
Paid-in-capital applicable to 74,743,314
  no par value shares of
  beneficial interest outstanding;
  unlimited number of shares authorized..........     729,959
                                                     --------
NET ASSETS....................................................         $762,442
                                                                      =========

NET ASSET VALUE PER SHARE.....................................           $10.20

*     -   Interest subject to alternative minimum tax
**    -   Used in determining portfolio maturity
AMBAC -   AMBAC Indemnity Corp.
BAN   -   Bond Anticipation Note
CDA   -   Community Development Administration
CGIC  -   Capital Guaranty Insurance Corp.
COP   -   Certificates of Participation
DOT   -   Department of Transportation
FGIC  -   Financial Guaranty Insurance Company
FHA   -   Federal Housing Authority
FSA   -   Financial Security Assurance Corp.
GNMA  -   Government National Mortgage
GO    -   General Obligation
HHEFA -   Health & Higher Educational Facility Authority
IDA   -   Industrial Development Authority
MBIA  -   Municipal Bond Investors Assurance Corp.
PCR   -   Pollution Control Revenue
TECP  -   Tax-Exempt Commercial Paper
VRDN  -   Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.
===============================================================================

Statement of Operations

T. Rowe Price Maryland Tax-Free Funds / Six Months Ended August 31, 1995 (Unaudited)

(IN THOUSANDS)
                                                     Short-Term
                                                     Bond Fund    Bond Fund
                                                     ---------    ---------

Interest income .....................................   $1,944      $22,984
                                                     ---------    ---------

Expenses
  Investment management..............................      163        1,648
  Custodian and accounting...........................       48           76
  Shareholder servicing..............................       38          244
  Legal & audit......................................        7            6
  Trustees'..........................................        3            7
  Prospectus and shareholder reports.................        1            6
  Miscellaneous......................................        1            8
                                                     ---------    ---------

  Total expenses.....................................      261        1,995
                                                     ---------    ---------

Net investment income................................    1,683       20,989
                                                     ---------    ---------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Securities.........................................      108        1,122
  Futures............................................       --          128
                                                     ---------    ---------

  Net realized gain (loss)...........................      108        1,250
Change in net unrealized gain or loss on securities..    1,118       14,188
                                                     ---------    ---------

Net realized and unrealized gain (loss)..............    1,226       15,438
                                                     ---------    ---------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS....   $2,909      $36,427
                                                     =========    =========



The accompanying notes are an integral part of these financial statements.
===============================================================================

Statement of Changes in Net Assets
T. Rowe Price Maryland Tax-Free Funds (Unaudited)
(IN THOUSANDS)
                                                                Short-Term Bond Fund                 Bond Fund
                                                          -----------------------------    -----------------------------

                                                            Six Months                       Six Months
                                                               Ended       Year Ended          Ended        Year Ended
                                                          Aug. 31, 1995   Feb. 28, 1995    Aug. 31, 1995   Feb. 28, 1995
                                                          -------------  --------------    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
  Net investment income................................       $1,683          $2,812           $20,989        $41,894
  Net realized gain (loss).............................          108          (1,147)            1,250         (8,699)
  Change in net unrealized gain or loss................        1,118             359            14,188        (28,245)
                                                             --------        --------         --------       --------
  Increase (decrease) in net assets from operations....        2,909           2,024            36,427          4,950
                                                             --------        --------         --------       --------
Distributions to shareholders
  Net investment income................................       (1,683)         (2,812)          (20,989)       (41,894)
  Net realized gain on investments.....................           --              --                --         (1,541)
                                                             --------        --------         --------       --------

  Decrease in net assets from distributions.............      (1,683)         (2,812)          (20,989)       (43,435)
                                                             --------        --------         --------       --------
Capital share transactions*
  Shares sold..........................................       22,984          57,415            67,200        146,960
  Distributions reinvested.............................        1,406           2,272            15,589         32,662
  Shares redeemed......................................      (15,659)        (60,140)          (60,608)      (237,716)
                                                             --------        --------         --------       --------
  Increase (decrease) in net assets from capital
  share transactions...................................        8,731            (453)           22,181        (58,094)
                                                             --------        --------         --------       --------
Increase (decrease) in net assets......................        9,957          (1,241)           37,619        (96,579)

NET ASSETS
Beginning of period....................................       74,808          76,049           724,823        821,402
                                                             --------        --------         --------       --------

End of period..........................................      $84,765         $74,808          $762,442       $724,823
                                                             ========        ========         ========       ========

*Share information
  Shares sold..........................................        4,521          11,421             6,643         14,907
  Distributions reinvested.............................          276             452             1,540          3,322
  Shares redeemed......................................       (3,079)        (11,985)           (5,996)       (24,287)
                                                             --------        --------         --------       --------
  Increase (decrease) in shares outstanding............        1,718            (112)            2,187         (6,058)
                                                             ========        ========         ========       ========


The accompanying notes are an integral part of these financial statements.
===============================================================================

Notes to Financial Statements


T. Rowe Price Maryland Tax-Free Funds / August 31, 1995 (Unaudited)

-------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

     T. Rowe Price State Tax-Free Income Trust (the Trust) is registered under the Investment Company Act of 1940. The Maryland Short-Term Tax-Free Bond Fund (the Short-Term Bond Fund) and the Maryland Tax-Free Bond Fund (the Bond Fund), non-diversified, open-end management investment companies, are two of the portfolios established by the Trust.

     A) Valuation - Debt securities are generally traded in the over-the-counter market. Investments in securities with remaining maturities of one year or more are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on money market yields.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of each fund, as authorized by the Board of Trustees.

     B) Premiums and Discounts - Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

     C) Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on an identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

-------------------------------------------------------------------------------
NOTE 2 - INVESTMENT TRANSACTIONS
-------------------------------------------------------------------------------

     Purchases  and  sales  of  portfolio  securities,   other  than  short-term
securities, for the six months ended August 31, 1995, were as follows:

                                     Short-Term
                                     Bond Fund         Bond Fund
                                   -------------     -------------
Purchases                           $28,305,000       $94,602,000
Sales                                11,339,000        74,976,000

-------------------------------------------------------------------------------
NOTE 3 - FEDERAL INCOME TAXES
-------------------------------------------------------------------------------

     No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. The Short-Term Bond Fund has unused realized capital loss carryforwards for federal income tax purposes of $421,000 which expire in 2003. The Bond Fund has unused realized capital loss carryforwards for federal income tax purposes of $6,712,000 which expire in 2003. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At August 31, 1995, the aggregate cost of investments for the Short-Term Bond and Bond Funds for federal income tax and financial reporting purposes was $81,895,000 and $712,197,000, respectively. Net unrealized gain (loss) on investments was as follows:

                                     Short-Term
                                     Bond Fund         Bond Fund
                                   -------------     -------------
Appreciated
Investments                          $1,570,000       $42,684,000

Depreciated
Investments                             (14,000)       (1,737,000)
                                   -------------     -------------

Gain (Loss)                          $1,556,000       $40,947,000
                                   =============     =============

-------------------------------------------------------------------------------
NOTE 4 - RELATED PARTY TRANSACTIONS
-------------------------------------------------------------------------------

     The investment management agreement between each fund and T. Rowe Price Associates, Inc. (the Manager) provides for an annual investment management fee, of which $29,000 and $279,000 was payable at August 31, 1995, by the Short-Term Bond Fund and Bond Fund, respectively. The fee is computed daily and paid monthly, and consists of an Individual Fund Fee equal to 0.10% of average daily net assets and a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Rowe-Price Fleming International, Inc. (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At August 31, 1995, and for the six months then ended, the effective annual Group Fee rate was 0.34%. Each fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

     Under the terms of the investment management agreement, the Manager is required to bear any expenses through February 28, 1997, which would cause the Short-Term Bond Fund's ratio of expenses to average net assets to exceed 0.65%. Thereafter through February 28, 1999, the Short-Term Bond Fund is required to reimburse the Manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of expenses to average net assets to exceed 0.65%. Pursuant to this agreement, $14,000 of management fees were not accrued by the Short-Term Bond Fund for the six months ended August 31, 1995. Additionally, $263,000 of unaccrued management fees and expenses related to a previous expense limitation are subject to reimbursement through February 28, 1997.

     In addition, each fund has entered into agreements with the Manager and a wholly owned subsidiary of the Manager, pursuant to which the fund receives certain other services. The Manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The Short-Term Bond and Bond Funds incurred expenses pursuant to these related party agreements totaling approximately $65,000 and $242,000, respectively, for the six months ended August 31, 1995, of which $13,000 and $49,000, respectively, were payable at period-end.

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (Unaudited)

                                                                   For a share outstanding throughout each period

                                                                                                         Jan. 29, 1993
                                                           Six Months      Year Ended February 28,       (Commencement
                                                             Ended         -----------------------       of Operations)
                                                        August 31, 1995       1995          1994        to Feb. 28, 1993
                                                      -----------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD.................       $5.04            $5.09         $5.07             $5.00
                                                           ------           ------        ------            ------
  Net investment income .............................        0.11*            0.18*         0.15*             0.01*
  Net realized and unrealized gain (loss)............        0.08            (0.05)         0.02              0.07
                                                           ------           ------        ------            ------
Total from Investment Activities.....................        0.19             0.13          0.17              0.08
Distributions
  Net investment income..............................       (0.11)           (0.18)        (0.15)            (0.01)
                                                           ------           ------        ------            ------
NET ASSET VALUE, END OF PERIOD.......................       $5.12            $5.04         $5.09             $5.07
                                                           ======           ======        ======            ======
RATIOS / SUPPLEMENTAL DATA
Total Return.........................................        3.74%            2.64%         3.49%             1.67%
Ratio of Expenses to Average Net Assets..............        0.65%***         0.65%*        0.65%             0.65%***
Ratio of Net Investmen
  Income to Average Net Assets.......................        4.19%**          3.59%         3.09%             2.96%***
Portfolio Turnover Rate..............................        29.6%**         105.3%         20.5%             96.9%**
Net Assets, End of Period (in thousands).............      $84,765          $74,808       $76,049            $8,323


** Annualized
 * Excludes expenses in excess of a 0.65% voluntary expense limitation in effect through February 28, 1997

-------------------------------------------------------------------------------
Financial Highlights
-------------------------------------------------------------------------------

T. Rowe Price Maryland Tax-Free Bond Fund (Unaudited)

                                                                  For a share outstanding throughout each period

                                                          Six Months                         Year Ended
                                                             Ended       ---------------------------------------------------------
                                                         August 31, 1995   Feb. 28,    Feb. 28,     Feb. 28,  Feb. 29,    Feb. 28,
                                                                             1995        1994         1993      1992        1991
                                                      -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD..........................................        $9.99          $10.45      $10.50       $9.82     $9.61       $9.45
                                                            ------          ------      ------      ------    ------      ------
Investment Activities
  Net investment income..............................         0.29            0.56        0.56        0.57      0.59        0.60
  Net realized and unrealized
    gain (loss)......................................         0.21           (0.44)       0.05        0.73      0.26        0.16
                                                            ------          ------      ------      ------    ------      ------
Total from Investment Activities.....................         0.50            0.12        0.61        1.30      0.85        0.76
                                                            ------          ------      ------      ------    ------      ------
Distributions
  Net investment income..............................        (0.29)          (0.56)      (0.56)      (0.57)    (0.59)      (0.60)
  Net realized gain..................................           --           (0.02)      (0.10)      (0.05)    (0.05)         --
                                                            ------          ------      ------      ------    ------      ------
Total Distributions..................................        (0.29)          (0.58)      (0.66)      (0.62)    (0.64)      (0.60)
                                                            ------          ------      ------      ------    ------      ------
NET ASSET VALUE, END OF PERIOD.......................       $10.20           $9.99      $10.45      $10.50     $9.82       $9.61
                                                            ======          ======      ======      ======    ======      ======

RATIOS / SUPPLEMENTAL DATA
Total Return.........................................         5.02%          1.43%       5.93%      13.75%     9.13%        8.37%
Ratio of Expenses to Average
  Net Assets.........................................         0.53%**        0.57%       0.57%       0.61%     0.64%       0.68%
Ratio of Net Investment Income
  to Average Net Assets..............................         5.61%**        5.73%       5.31%       5.72%     6.04%       6.38%
Portfolio Turnover Rate..............................         21.0%**        28.9%       24.3%       23.3%     21.9%       52.2%
Net Assets, End of Period
  (in thousands).....................................      $762,442            $72    $821,402    $724,469  $475,188    $300,974


** Annualized
